Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (252,883)	$ (24,750)	$ (785,310)	$ 34,223
Adjustments to reconcile net (loss) to net cash provided by (used in) operations:
Depreciation	170	0	0	0
Issuance of common shares for services provided	100,000	0	750,000	0
Increase in prepaid expenses	(564)	0	0	0
Changes in accounts payable and accrued expenses	16,419	(7,500)	0	3,750
Increase in customer deposits/ retainers	150,000	0	0	0
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	13,142	(32,250)	(35,310)	37,973
INVESTING ACTIVITIES:
Computer purchase	(1,016)	0	0	0
NET CASH USED IN INVESTING ACTIVITIES	(1,016)	0	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,126	(32,250)	(35,310)	37,973
BEGINNING OF THE PERIOD	2,663	37,973	37,973	0
END OF THE PERIOD	$ 14,788	$ 5,722	$ 2,663	$ 37,973